Employee Benefits Obligations (Details) - Schedule of Benefits Obligations	Mar. 31, 2023	Mar. 31, 2022
Longetivity at age of 65 for current members aged above 45 [Member] | Bottom of range [member] | Males [Member]
Employee Benefits Obligations (Details) - Schedule of Benefits Obligations [Line Items]
Employee longevity percentage	0.258%	0.258%
Longetivity at age of 65 for current members aged above 45 [Member] | Bottom of range [member] | Females [Member]
Employee Benefits Obligations (Details) - Schedule of Benefits Obligations [Line Items]
Employee longevity percentage	0.258%	0.258%
Longetivity at age of 65 for current members aged above 45 [Member] | Top of range [member] | Males [Member]
Employee Benefits Obligations (Details) - Schedule of Benefits Obligations [Line Items]
Employee longevity percentage	2.406%	2.406%
Longetivity at age of 65 for current members aged above 45 [Member] | Top of range [member] | Females [Member]
Employee Benefits Obligations (Details) - Schedule of Benefits Obligations [Line Items]
Employee longevity percentage	2.406%	2.406%
Longetivity at age of 65 for current members aged above 45 or below [Member] | Bottom of range [member] | Males [Member]
Employee Benefits Obligations (Details) - Schedule of Benefits Obligations [Line Items]
Employee longevity percentage	0.092%	0.092%
Longetivity at age of 65 for current members aged above 45 or below [Member] | Top of range [member] | Males [Member]
Employee Benefits Obligations (Details) - Schedule of Benefits Obligations [Line Items]
Employee longevity percentage	0.168%	0.168%